Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets Net Current Classification [Abstract]
Current net deferred tax assets included in net deferred tax liabilities	$ 19,200,000	$ 16,600,000
Deferred tax assets related to stock-based compensation expense included in net deferred tax liabilities	28,700,000
Deferred Tax Assets Operating Loss Carryforwards Components [Abstract]
Net operating loss carryforwards	(1,107,594,000)	(917,078,000)
Latest expiration date of net operating loss carryforwards	2032
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Abstract]
Foreign income before taxes	84,000,000	94,000,000	40,800,000
Income Tax Reconciliation Tax Settlements [Abstract]
Settlement of U.S. Federal and state tax examinations	67,300,000	51,100,000
Unrecognized Tax Benefits Income Tax Penalties And Interest Accrued [Abstract]
Interest and penalties accrued related to unrecognized tax benefits	50,500,000	61,000,000
Total unrecognized tax benefits and accrued interest and penalties	188,900,000	236,800,000
Portion of unrecognized tax benefits, interest and penalties recorded in "Other long-term liabilities"	158,321,000	212,672,000
Portion of unrecognized tax benefits, interest and penalties included in "Accrued Expenses"	500,000	4,500,000
Noncurrent portion of unrecognized tax benefits netted against deferred tax assets	30,000,000
Unrecognized tax benefits that would impact effective tax rate	107,000,000	146,000,000
Reduction to income tax expense to reflect the net benefits of tax settlements	60,600,000	16,300,000
Income tax settlement inclusive of interest paid to foreign tax agencies	7,200,000
Income tax settlement paid to the IRS	22,400,000
Valuation Allowance [Abstract]
Valuation allowance			$ 13,600,000